Goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Goodwill [Abstract]
Schedule of Reconciliation of Changes in Goodwill

$
Balance – December 31, 2025	14,541
Additions	40,059
Effects of foreign exchange	(930)
Balance – June 30, 2026	53,670